Fair Value Measurements - Schedule Of Fair Value Hierarchy For Assets And Liabilities Not Carrried At Fair Value (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	$ 107,171
Total held-to-maturity securities		$ 71,363
Total Loans	646,393	612,591
Total assets	1,334,903	1,278,995	$ 1,176,967
LIABILITIES
Securitization liabilities at amortized cost	14,683	16,076
Subordinated notes and debentures	8,740	9,528
Total liabilities	1,254,863	1,203,805
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	106,264
Total held-to-maturity securities		71,427
Loans, net of allowance for loan losses	642,542	610,491
Debt securities classified as loans		3,156
Total Loans	642,542	613,647
Total assets	748,806	685,074
LIABILITIES
Deposits	846,148	833,475
Securitization liabilities at amortized cost	14,654	16,203
Subordinated notes and debentures	9,027	10,100
Total liabilities	869,829	859,778
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	59,948
Total held-to-maturity securities		45,708
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other debt securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	46,316
Total held-to-maturity securities		25,719
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 1 of fair value hierarchy [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	119
Total assets	119
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 1 of fair value hierarchy [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	119
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 of fair value hierarchy [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	103,654
Total held-to-maturity securities		71,427
Loans, net of allowance for loan losses	208,794	204,695
Debt securities classified as loans		2,487
Total Loans	208,794	207,182
Total assets	312,448	278,609
LIABILITIES
Deposits	846,148	833,475
Securitization liabilities at amortized cost	14,654	16,203
Subordinated notes and debentures	9,027	10,100
Total liabilities	869,829	859,778
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	59,828
Total held-to-maturity securities		45,708
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	43,826
Total held-to-maturity securities		25,719
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 3 of fair value hierarchy [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	2,491
Loans, net of allowance for loan losses	433,748	405,796
Debt securities classified as loans		669
Total Loans	433,748	406,465
Total assets	436,239	$ 406,465
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 3 of fair value hierarchy [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	1
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 3 of fair value hierarchy [member] | Other debt securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	$ 2,490